UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : December 31, 2012
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 3-230
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	February 11, 2013



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 54

Form 13F Information Table Value Total : $203,165

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARM Holdings                   COM              042068106     5838   154325 SH       Sole                   154325
Abbott Laboratories            COM              002824100     1637    25000 SH       Sole                    25000
Amazon.com                     COM              023135106    11110    44286 SH       Sole                    44286
Apple Computer                 COM              037833100      639     1200 SH       Sole                     1200
Automatic Data Processing, Inc COM              053015103      393     6911 SH       Sole                     6911
Berk. Hath. Class B            COM              084670207     2480    27650 SH       Sole                    27650
CafePress                      COM              12769A103      684   118483 SH       Sole                   118483
Citrix Systems, Inc            COM              177376100     4547    69290 SH       Sole                    69290
Dolby Laboratories, Inc.       COM              25659T107      440    15000 SH       Sole                    15000
EMC Corporation                COM              268648102     1126    44500 SH       Sole                    44500
Equinix                        COM              29444U502     6598    32000 SH       Sole                    32000
Facebook, Inc.                 COM              30303M102    23707   890598 SH       Sole                   890598
Financial Engines, Inc.        COM              317485100     7765   279924 SH       Sole                   279924
Fusion-io Inc.                 COM              36112j107     7013   305826 SH       Sole                   305826
GenCorp                        COM              368682100      110    12000 SH       Sole                    12000
General Electric               COM              369604103     1176    56016 SH       Sole                    56016
General Mills                  COM              370334104     1078    26672 SH       Sole                    26672
Google Inc                     COM              38259P508      775     1095 SH       Sole                     1095
Guidewire Software             COM              40171V100     6138   206525 SH       Sole                   206525
Halliburton Co.                COM              406216101      808    23300 SH       Sole                    23300
IBM                            COM              459200101     2873    15000 SH       Sole                    15000
Imperva                        COM              45321L100     7422   235395 SH       Sole                   235395
Informatica Corp.              COM              45666Q102     7837   258464 SH       Sole                   258464
Intel Corp.                    COM              458140100     1031    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103      419     7050 SH       Sole                     7050
Johnson & Johnson              COM              478160104     1222    17428 SH       Sole                    17428
Liberty Global Inc             COM              530555101      203     3450 SH       Sole                     3450
Linear Technology              COM              535678106     1475    43001 SH       Sole                    43001
Linkedin Corporation           COM              53578A108     4963    43220 SH       Sole                    43220
LogMeIn                        COM              54142L109     8866   395605 SH       Sole                   395605
MakeMyTrip                     COM              V5633W109     3366   270600 SH       Sole                   270600
Mercadolibre, Inc.             COM              58733R102     9868   125630 SH       Sole                   125630
Merck                          COM              589331107      944    23068 SH       Sole                    23068
Millennial Media               COM              60040N105     3382   269949 SH       Sole                   269949
Minnesota Mining               COM              604059105      371     4000 SH       Sole                     4000
NetSuite Inc.                  COM              64118Q107     6354    94414 SH       Sole                    94414
Oracle Corporation             COM              68389X105      666    20000 SH       Sole                    20000
Pandora Media                  COM              698354107     7697   838410 SH       Sole                   838410
Proofpoint                     COM              743424103     7537   612274 SH       Sole                   612274
Qlik Technologies              COM              74733T105     3207   147658 SH       Sole                   147658
Qualcomm Inc                   COM              747525103      433     7000 SH       Sole                     7000
Red Hat, Inc                   COM              756577102     4930    93085 SH       Sole                    93085
Responsys Inc.                 COM              761248103     1836   308073 SH       Sole                   308073
Royal Dutch Shell PLC          COM              780259206      276     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     6348    37762 SH       Sole                    37762
Schlumberger Ltd.              COM              806857108     1109    16000 SH       Sole                    16000
Schwab Charles Corp            COM              808513105      144    10000 SH       Sole                    10000
Spreadtrum Comm.               COM              849415203     4271   242380 SH       Sole                   242380
Target CP                      COM              239753106      777    13140 SH       Sole                    13140
Trulia                         COM              897888103     1369    84292 SH       Sole                    84292
VMWare                         COM              928563402     5240    55660 SH       Sole                    55660
Visa, Inc.                     COM              92826C839      758     5000 SH       Sole                     5000
Workday                        COM              98138H101     6812   125000 SH       Sole                   125000
Zillow                         COM              98954A107     5097   183683 SH       Sole                   183683